Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	BOS BETTER ONLINE SOLUTIONS LTD
Entity Central Index Key	0001005516
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	4,467,924	4,471,637
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 411	$ 703
Trade receivables (net of allowance for doubtful accounts of $ 115 and $ 44 at December 31, 2011 and 2010, respectively)	8,507	7,884
Other accounts receivable and prepaid expenses (Note 3)	744	1,183
Inventories (Note 5)	4,020	5,125
Total current assets	13,682	14,895
LONG-TERM ASSETS:
Severance pay fund	41	47
Bank deposits	427
Investment in other company (Note 6)	68	107
Other assets	23	161
Total long-term assets	559	315
PROPERTY, PLANT AND EQUIPMENT, NET (Note 7)	1,166	1,135
OTHER INTANGIBLE ASSETS, NET (Note 8)	540	1,512
GOODWILL (Note 9)	4,122	4,438
Total assets	20,069	22,295
CURRENT LIABILITIES:
Short-term bank loans and current maturities (Note 10)	7,496	7,778
Trade payables	4,165	4,317
Employees and payroll accruals	553	735
Deferred revenues	550	639
Accrued expenses and other liabilities (Note 11)	994	1,040
Total current liabilities	13,758	14,509
LONG-TERM LIABILITIES:
Long-term bank loans, net of current maturities (Note 12)	1,530	394
Income tax accruals (Note 16)	273	488
Accrued severance pay	163	167
Convertible note (Note 13)		2,460
Liability to Dimex Systems (Note 13)	747	564
Total long-term liabilities	2,713	4,073
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
SHAREHOLDERS' EQUITY (Note 15):
Share capital: Ordinary shares of NIS 20.00 nominal value: Authorized; 10,000,000 and 7,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 4,467,924 and 2,752,517 shares at December 31, 2011 and 2010, respectively	23,065	13,959
Additional paid-in capital	51,093	56,805
Accumulated other comprehensive profit (loss)	(243)	52
Accumulated deficit	(70,317)	(67,103)
Total shareholders' equity	3,598	3,713
Total liabilities and shareholders' equity	$ 20,069	$ 22,295

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 115		$ 44
Ordinary shares, par value per share		20		20
Ordinary shares, shares authorized	10,000,000	10,000,000	7,000,000	7,000,000
Ordinary shares, shares issued	4,467,924	4,467,924	2,752,517	2,752,517
Ordinary shares, shares outstanding	4,467,924	4,467,924	2,752,517	2,752,517

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 33,434	$ 30,187	$ 25,467
Cost of revenues	26,481	22,668	19,741
Inventory write offs	443	36	2,235
Gross profit	6,510	7,483	3,491
Operating costs and expenses:
Research and development, net	403	372	360
Sales and marketing	4,273	4,068	5,426
General and administrative	2,252	1,786	2,004
Impairment of goodwill and other intangible assets (Notes 8, 9)	555		383
Total operating costs and expenses	7,483	6,226	8,173
Operating Profit (loss)	(973)	1,257	(4,682)
Financial expenses, net (Note 17a)	(2,241)	(961)	(606)
Other expenses, net (Note 2g)	(172)	(120)	(409)
Income (loss) before taxes on income	(3,386)	176	(5,697)
Tax benefit (taxes on income) (Note 16)	172	(5)	(329)
Net profit (loss) from continuing operations	(3,214)	171	(6,026)
Loss from discontinued operations		(806)	(3,075)
Net loss	$ (3,214)	$ (635)	$ (9,101)
Basic and diluted net earnings (loss) per share from continuing operations (Note 17b)	$ (1.14)	$ 0.07	$ (2.32)
Basic and diluted net loss per share from discontinued operations (Note 17b)		$ (0.31)	$ (1.18)
Basic and diluted net loss per share (Note 17b)	$ (1.14)	$ (0.24)	$ (3.5)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total comprehensive loss [Member]
Balance at Dec. 31, 2008	$ 11,244	$ 13,159	$ 55,830	$ (378)	$ (57,367)
Balance, shares at Dec. 31, 2008	2,605,592	2,605,592
Issuance of Ordinary shares for options exercised		66	(66)
Issuance of Ordinary shares for options exercised, shares		12,567
Issuance expenses	(17)		(17)
Issuance/Extension of warrants related to convertible note	646		646
Share-based compensation expense	649		649
Other comprehensive loss:
Foreign currency translation adjustments	168			168		168
Unrealized gain related to available for sale securities	54			54		54
Net loss	(9,101)				(9,101)	(9,101)
Total comprehensive loss						(8,879)
Balance at Dec. 31, 2009	3,643	13,225	57,042	(156)	(66,468)
Balance, shares at Dec. 31, 2009	2,618,159	2,618,159
Issuance of Ordinary shares for options exercised		201	(201)
Issuance of Ordinary shares for options exercised, shares		37,996
Issuance of shares related to the private placement, net	265	533	(268)
Issuance of shares related to the private placement, net, shares		96,362
Issuance expenses	(35)
Issuance/Extension of warrants related to convertible note	15		15
Share-based compensation expense	217		217
Other comprehensive loss:
Foreign currency translation adjustments	262			262		262
Realized gain related to available for sale securities	(54)			(54)		(54)
Net loss	(635)				(635)	(635)
Total comprehensive loss						(427)
Balance at Dec. 31, 2010	3,713	13,959	56,805	52	(67,103)
Balance, shares at Dec. 31, 2010	2,752,517	2,752,517
Issuance of Ordinary shares for options exercised		195	(195)
Issuance of Ordinary shares for options exercised, shares		33,442
Issuance expenses
Issuance of Ordinary shares related to an inducement of a convertible note	3,139	8,911	(5,772)
Issuance of Ordinary shares related to an inducement of a convertible note, shares		1,681,965
Issuance/Extension of warrants related to convertible note	86		86
Share-based compensation expense	169		169
Other comprehensive loss:
Foreign currency translation adjustments	(295)			(295)		(295)
Net loss	(3,214)				(3,214)	(3,214)
Total comprehensive loss						(3,509)
Balance at Dec. 31, 2011	$ 3,598	$ 23,065	$ 51,093	$ (243)	$ (70,317)
Balance, shares at Dec. 31, 2011	4,467,924	4,467,924

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
AND ITS SUBSIDIARIES STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance expenses for issuance of shares related to private placement		$ 35	$ 17

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (3,214)	$ (635)	$ (9,101)
Loss from discontinued operations		806	3,075
Net profit (loss) from continuing operations	(3,214)	171	(6,026)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	656	611	596
Inventory write offs	443	36	2,235
Impairment of goodwill and intangible assets	555		383
Capital loss from sale of investment in other company		7
Impairment of available for sale securities	156		304
Impairment of investment in other company	39	111	53
Severance pay, net	5		(160)
Share-based compensation expenses related to employees, directors and service providers	169	217	649
Amortization of discount on convertible note	202	225	108
Accrued interest on long-term convertible notes	230	196	104
Inducement expenses of convertible note	760
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note	86
Decrease (increase) in trade receivables, net	(1,045)	(417)	2,897
Change in income tax accruals	(199)	52	343
Decrease (increase) in other accounts receivable and other assets	363	(114)	(155)
Decrease (increase) in inventories	506	138	(66)
Increase (decrease) in trade payables	(46)	332	(818)
Decrease in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(31)	(105)	(426)
Net cash provided by (used in) operating activities from continuing operations	(365)	1,460	21
Net cash used in operating activities from discontinued operations		(176)	(1,291)
Net cash provided by (used in) operating activities	(365)	1,284	(1,270)
Cash flows from investing activities:
Purchase of property, plant and equipment	(357)	(108)	(320)
Change in long term bank deposits	(427)
Proceeds from sale of investment in other company		150
Repayment of deferred consideration for the acquisition of Dimex Systems Ltd activity	(256)	(147)	(967)
Net cash used in investing activities from continuing operations	(1,040)	(105)	(1,287)
Net cash used in investing activities from discontinued operations			(74)
Net cash used in investing activities	(1,040)	(105)	(1,361)
Cash flows from financing activities:
Proceeds from issuance of shares, net		265	(17)
Proceeds from (repayment of) short and long-term bank loans	1,113	(841)	(363)
Proceeds from (repayment of) long-term convertible note and warrants, net of issuance expenses		(28)	1,584
Net cash provided by (used in) financing activities from continuing operations	1,113	(604)	1,204
Net cash provided by (used in) financing activities from discontinued operations		(308)	385
Net cash provided by (used in) financing activities	1,113	(912)	1,589
Increase (decrease) in cash and cash equivalents	(292)	267	(1,042)
Increase (decrease) in cash and cash equivalents from discontinued operations		(128)	359
Cash and cash equivalents at the beginning of the year	703	564	1,247
Cash and cash equivalents at the end of the year	411	703	564
Supplemental disclosure of cash flow activities:
Cash paid during the year for interest	572	463	538
Cash paid during the year for income tax	2	2	1
Non-cash activities:
Conversion of payable into long-term convertible debentures		161	675
Deferred charges related to convertible note			62
Sale of investment in other company		150
Purchase of property and equipment			47
Inducement of a convertible note into share capital	$ 2,523

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	B.O.S. Better Online Solutions Ltd. ("BOS" or "the Company") is an Israeli corporation.

The Company's shares are listed on NASDAQ under the ticker BOSC. Effective as of May 12, 2009, the Company's ordinary shares were delisted from trade on the Tel-Aviv Stock Exchange ("TASE"). Following the delisting of the Company's shares from the TASE, the Company is not subject to reporting requirements in Israel, under the Israeli Securities Law.

On  January 17,  2012,  the Company  received a notice from the Listing Qualifications Department of The Nasdaq Stock Market ("Nasdaq") advising the Company that it has failed to comply with Nasdaq's requirement that listed securities maintain a minimum bid price of $1.00 per share as set forth in Nasdaq Listing Rules (see Note 20a)

b.
In the year ended December 31, 2011, the Company incurred a loss of $3,214 and generated negative cash flow from current operations amounting to $365. Due to the above, the Company's cash and cash equivalent decreased from $703 as of December 31, 2010 to $411 as of December 31, 2011. In addition, long-term bank loans increased by $1,136 during fiscal year 2011.In view of the above, the Company has implemented an overall efficiency plan, including: a conversion of the convertible note as described in note 13 and a reduction in workforce. The Company expects to meet its bank covenants through December 31, 2012 and believes that its cash resources are sufficient to meet its operating needs for at least the next 12 months.

c.	All share and per share data in this report is reported after giving effect to the 1 for 5 reverse split that occurred on January 12, 2010 (see Note 15).

d.	The Company has two operating segments: the RFID and Mobile Solutions segment and the Supply Chain Solutions segment (see Note 18).

The Company's wholly-owned subsidiaries include:

In Israel:

(1)	BOS-Dimex Ltd. (previously "Dimex Solutions Ltd"), an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection.

BOS-Dimex Ltd. purchased in March 2008 all of the assets and activities of Dimex Systems Ltd.; and its wholly-owned subsidiary, Dimex Hagalil Projects (2008) Ltd., which was incorporated in January 2008, purchased all of the assets and activities of Dimex Hagalil Ltd. ; and

(2)	BOS-Odem Ltd. ("BOS-Odem"), an Israeli company, is a distributor of electronics components and advance technologies worldwide. BOS-Odem is a part of the Supply Chain Solutions segments; and

(3)	Quasar Telecom (2004) Ltd. ("Quasar Telecom"), which is inactive.

In the United States:

(1)	Ruby-Tech Inc., a New York corporation, a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segments;

(2)
BOS - Supply Chain Solutions (Lynk) Inc., a Delaware Corporation ("Lynk"), and its subsidiaries BOS-Supply Chain Solutions Inc. (Summit) Ltd. ("Summit"), Pacific Information Systems, Inc. ("PacInfo"), a Delaware corporation and PacInfo's subsidiary Dean Tech Technologies Associates, LLC., a Texan corporation ("Dean Tech"). Both of Pacinfo and Dean Tech are no longer active. On November 23, 2010 the Company announced that its two U.S. subsidiaries that are part of its Supply Chain division, Lynk and its subsidiary Summit, have filed with the US Bankruptcy Court a Chapter 7 petition. Lynk's case was closed on March 4, 2011.

(3)	BOS Delaware Inc., a Delaware corporation, which ceased operations in 2002.

In Europe:

BOS-Dimex has a UK subsidiary, Better On-Line Solutions Ltd. Since 2002, this company and its subsidiary, Better On-Line Solutions S.A.S that is incorporated in France, are not active.

In addition, the Company holds shares in two other companies:

(1)
Surf Communication Systems Ltd. ("Surf") that is a developer and global supplier of universal access and network convergence software solutions to the wire line and wireless telecommunications and data communications industries. As of December 31, 2011, the Company holds 6.2% of the outstanding shares of Surf (see Note 2f).

(2)
New World Brands Inc. (OTCQB: NWBD) ("NWB"), a U.S. public corporation. The Company's holdings in NWB were received as the consideration for the sale of the Company's communication segment. As of September 30, 2010 (the last time NWB filled a financial report), the Company holds 12.8% of the outstanding shares of NWB (see Note 2f).

e.	Discontinued operations:

The results of operations, including revenues, cost of revenues, operating expenses, and other income and expenses related to the prior periods of the discontinued operations, have been reclassified in the accompanying statements of operations as discontinued operations.

1.
In February 2009, the Company sold its OptimizeIT product and related Intellectual Property (following the Company's decision in December 2008 to cease  the operation of this product line) in consideration for $ 70 plus contingent royalties amounting to 7.5% of future revenues until the earlier of: (i) payment of $ 1,500 or (ii) the lapse of forty-two months from February 2009. As of December 31, 2011, no income from royalties was recorded.

2.
On November 23, 2010 the Company announced that its two U.S. subsidiaries that are part of its Supply Chain division, Lynk and its subsidiary Summit, have filed with the US Bankruptcy Court a Chapter 7 petition.

Summarized selected financial information of the discontinued operations are as follows:

	Year ended December 31,
	2011	2010	2009

Revenues	$-	$8,338	$8,615
Cost of revenues	-	6,990	7,704

Gross profit	-	1,348	911

Impairment of goodwill		-	835
Total operating costs and expenses	-	1,487	2,705

Operating loss	-	(139)	(2,629)
Financial expenses, net	-	(213)	(232)
Other expenses, net (*)	-	(496)	-

Loss before taxes on income	-	(848)	(2,861)
Tax benefit (taxes on income)	-	42	(214)

Net loss	$-	$(806)	$(3,075)

(*)	Other expenses include $ 554 related to the write off of net assets and liabilities related to discontinued operations.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, provision for inventory, revenue recognition, tax assets and tax positions, legal contingencies, stock-based compensation costs, and assumptions utilized in troubled debt restructuring. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

A substantial portion of the Company's revenues is generated in U.S. dollar ("dollars"). In addition, most of the Company's costs are incurred in dollars. Company's management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. All transactions gains and losses from the remeasurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses as appropriate.

The financial statements of a certain subsidiary, whose functional currency is other than the dollar, have been translated into U.S. dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive loss.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash purchased with original maturities of less than three months.

e.	Inventories:

Inventories are valued at the lower of cost or market value. Cost is determined using the moving average cost method.

Inventory write-offs and write-downs are provided to cover risks arising from slow-moving items or technological obsolescence.  During 2011, 2010 and 2009, inventory write-offs of $ 443, $ 36 and $ 2,235, respectively, have been recorded and presented in the consolidated statements of operations.

f.	Investment in other companies:

1.	Investment in NWB and QMX:

The Company accounts for its holdings in NWB shares as available for sale in accordance with ASC 320, Investments - Debt And Equity Securities ("ASC 320"). Unrealized gains and losses, net of the related tax effect are included in other comprehensive loss. In January 2009, Qualmax was merger with and into NWB , and holdings in  Qualmax were converted into shares of NWB.

Prior to this merger, the investment in Qualmax, which was traded on the Pink Sheets, was presented at cost according to ASC 325-20, Cost Method Investments ("ASC 325-20") due to no trading volume in the Qualmax shares.

Management evaluates investments in other companies for evidence of other-than- temporary declines in value. The Company recognizes an impairment charge when a decline in the fair value of its marketable securities below the cost basis is presumed to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the Company's intent and ability to hold the marketable securities for a period of time sufficient to allow for any anticipated recovery in market value, the length of time and extent to which the fair value has been less than the cost basis and the financial condition and near-term prospects of the issuers. If, after consideration of all available evidence to evaluate the realizable value of its marketable securities, impairment is determined to be other than- temporary, then an impairment loss equal to the difference between the marketable securities' carrying amount and its fair value is recognized. Accordingly, during 2011, 2010 and 2009, an impairment loss, due to other-than-temporary decline in fair value, of $ 156, $ 0 and $ 304, respectively, has been recorded and presented in other expenses, net in the consolidated statements of operations.

On February 26, 2010, the Company sold all of its holdings in NWB to P&S Spirit LLC. and recorded a capital loss of $7. The Company sold 61,441,827 shares of common stock of NWB (the "Shares") and 1,430,178 warrants to purchase common stock of NWB at an exercise price of $ 0.2098 per share expiring on December 31, 2010 (the "Warrants"). The consideration for the Shares and Warrants was $ 300 of which $ 150 was paid in March 2010 and the remaining $ 150 plus annual interest of 4% were to be paid in twelve monthly installments commencing March 2011. The Shares and Warrants were delivered to an escrow agent, to be released to the Buyer upon full payment of the Remaining Debt. In May 2011, the buyer notified the Company that it will not pay the remaining debt, and the shares and warrants were released back to the Company. As of December 31, 2011 the Company recognized other-than-temporary loss of $156, reflecting that the investment in NWB was fully impaired.

2.	Investment in Surf:

The Company's holding in Surf (a private company) as of December 31, 2011 is 6.2% of Surf's issued and outstanding shares. The Company's investment in Surf is accounted for based on the cost accounting method. During 2011, 2010 and 2009, an impairment loss, due to other-than- temporary decline in fair value, of $ 39, $ 111 and $ 53, respectively, has been recorded and presented in other expenses, net in the consolidated statements of operations.

The Company's investment in Surf is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable, in accordance with ASC 325-20.

g.	Property, plant and equipment:

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight line method over the estimated useful lives of the assets, at the following annual rates:

	%

Computers and software	20 - 33	(mainly 33%)
Office furniture and equipment	6 - 15	(mainly 10%)
Leasehold improvements	10	(over the shorter of the period of the lease or the life of the assets)
Motor vehicles	15
Real estate	4

h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Asset, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value of the assets. During 2011 the Company recognized an impairment loss of $555 related to a brand name and customer list.  of which  $470 were attributed to the Supply Chain segment and $85 were attributed to the RFID and Mobile solutions segment. The fair value of the brand name and customer list related intangibles was determined by the income approach method. Assumptions in the fair value assessment included: the impact of changes in economic conditions, revenue and cash flow forecasts for the remaining lives of the intangibles and the Company's weighted average cost of capital ("WACC").
During 2010 and 2009, no impairment losses have been identified.

i.	Goodwill:

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances, and written-down when impaired.

Testing Methodology:

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if there are indicators of impairment present. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The reporting units of the Company for purposes of the impairment test are: the Company's RFID and Mobile solutions segment, and the Supply Chain segment, as these are the components of the business for which discrete financial information is available and the segment management regularly reviews the operating results of those components.

In order to determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions. The Company determined the fair value of each reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value at this time. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The material assumptions used for the Income Approach for 2011 were five years of projected net cash flows, WACC of 15% and a long-term growth rate of 3%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The Company corroborates the fair values using the Market Approach. The Company evaluates the reasonableness of the estimated fair value of its reporting units by reconciling to its market capitalization. This reconciliation allows the Company to consider market expectations in corroborating the reasonableness of the fair value of its reporting units. In addition, the Company compares its market capitalization, including an estimated control premium that an investor would need to pay for a controlling interest in the Company, to the fair value of the Company based on a third-party valuation study. The determination of a control premium requires the use of judgment and is based primarily on comparable industry and deal-size transactions, related synergies and other benefits. The Company's reconciliation of the gap between its market capitalization and the aggregate fair value of the Company depends on various factors, some of which are qualitative and involve management judgment, including stable relatively high backlog coverage and experience in meeting operating cash flow targets.

Testing Results:

During 2011 and 2010, no impairment losses have been identified.

During 2009 impairment losses in the amount of $ 383 were recorded and attributed to the Supply Chain solutions reporting unit.

j.	Research and development costs:

ASC 985, Software, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Research and development costs incurred in the process of developing product improvements or new products, are generally charged to expenses as incurred. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general releases are insignificant.

k.	Severance pay:

The Company's liability for severance pay for some of the Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for its Israeli employees is covered by insurance policies designed solely for distributing severance pay. The value of these policies is not under the Company's control, thus neither an asset nor a liability were recorded regarding these policies.

The Company has one general deposit fund. The value of the deposited funds includes profits, and is recorded as an asset in the Company's balance sheet.

The Company's payroll includes employees regarding whom its liability for severance pay is calculated pursuant to article 14 of Israel's Severance Pay Law. The Company currently deposits the corresponding amounts required in accordance with article 14 to the relevant pension funds. These amounts will be released to the applicable employees upon termination of employment and this substitutes the obligation described above, to pay severance based on the most recent salary of the employee multiplied by the number of years of employment. The aforementioned deposited amounts are not reflected on the financial statements due to the fact that they are not under the Company's control.

Severance expenses for 2011, 2010 and 2009 amounted to $ 242, $ 137 and $ 263, respectively.

l.	Revenue recognition:

The Company derives its revenues from the sale of products, license fees for its products, commissions, support and services.

Revenues from product sales, related to both the Supply Chain and RFID and Mobile segments, are recognized in accordance with SAB 104, Revenue Recognition ("ASC 605") when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no further obligation exists, and collectability is reasonably assured.

Most of the Company's revenues are generated from sales of its products directly to end-users. Other than pricing terms which may differ due to the volume of purchases between end-users, there are no material differences in the terms and arrangements among end-users.

Revenue from license fees, related to the RFID and Mobile solutions segment, is recognized in accordance with ASC No. 985-605, Software Revenue Recognition, when persuasive evidence of an agreement exists, delivery has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable, and collectability is probable. The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria have been met.

Revenues from maintenance and support services related to the license are recognized ratably over the period of the support contract.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011.  This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available.

Because the Company has neither VSOE nor TPE for its deliverables, the allocation of revenue has been based on the Company's BESP. Amounts allocated to the deliverables are recognized at the time of sale provided the other conditions for revenue recognition have been met.

The Company's process for determining its BESP considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. A key factor considered by the Company in developing the BESP for its products is the gross margins acceptable in the industry in which the Company operates. The Company may also consider additional factors as appropriate.

The adoption of the amendment to ASC 605-25 did not have a material effect on the Company's consolidated financial position or results of operations.

In addition, in cases that product arrangement is bundled with a separately priced extended warranty that fall under the scope of  ASC 605- 20-25-1 through 25-6, revenues from the extended warranty are deferred and recognized ratably over the extended warranty period.

In the case of arrangements which require significant customization of the Company's RFID software to customer-specific specifications, the Company follows the guidance in ASC 605-35, ("ASC 605-35"), whereby the Company applies the completed contract method, since the Company is unable to obtain reasonable dependable estimates of the total effort required for completion. Under the completed contract method, all revenue and related costs of revenue are deferred and recognized upon completion. Provisions for estimated losses on contracts in process are recognized in the period such losses are determined.

m.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, Income Taxes ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is- more- likely- than- not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.. During the year ended December 31, 2011, the Company recorded tax income of $261 in regard to a decrease of uncertain tax position. During the years ended December 31, 2010 and 2009  the Company recorded tax expenses of $ 67 and $421, respectively in regard to uncertain tax positions.

n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and other accounts receivable.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, America, the Far East and Europe. The Company generally does not require collateral; however most of the Company's customer outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd. In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

o.	Derivative financial instruments:

The Company's Derivatives are not designated as hedging accounting instruments under ASC 815, Derivatives and Hedging (originally issued as SFAS 133 and SFAS161).

Those derivatives consist primarily of forward contracts the Company uses to hedge the Company's exposure to currencies other than the U.S. dollar. The Company recognized derivative instruments as either assets or liabilities and measures those instruments at fair value. The derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, Derivatives and Hedging (originally issued as SFAS 133 and SFAS161). Therefore, the Company recognizes changes in the fair values of the derivatives in its statement of income in financial income, net, at the same period as the remeasurement of gain and loss of the related foreign currency denominated assets and liabilities.

As of December 31, 2011, the notional principal of foreign exchange contracts to purchase U.S. dollars with foreign currencies and to sell Euros for foreign currencies was $ 1,600 and €280. The Company recorded the fair value of derivative liability in the amount of $ 67 in accrued expenses and other liabilities.

p.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year, plus the potential dilution to ordinary shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of ordinary shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings (loss) per share, since they would have an anti-dilutive effect, was 1,524,610 , 1,442,339 and 1,333,370 for the years ended December 31, 2011 , 2010 and 2009, respectively.

q.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation ("ASC 718") which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and nonemployees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

The Company estimates the fair value of stock options granted using the Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined based on the simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in 2011 and 2009 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2011	2009

Risk-free interest	1.17%	1.45%
Dividend yields	0%	0%
Volatility	96%	77%
Expected option term	3.83 years	3.46 years
Forfeiture rate	24%	15%

No options were granted during 2010.

During 2011, 2010 and 2009, the Company recognized stock-based compensation expense related to employee and director stock options as follows:

	Year ended December 31,
	2011	2010	2009

Selling and marketing	$8	$39	$377
General and administrative	161	178	252

Total stock-based compensation expense	$169	$217	$629

The Company applies ASC 718 and ASC 505-50 for equity instruments that are issued to other than employees for acquiring, or in conjunction with, selling, goods or services.

r.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable, short term loans and trade payables approximate their fair value due to the short-term maturities of such instruments. The carrying amounts of long-term loans approximate their fair value.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are comprised of foreign currency forward contracts (See Note 4).

Assets measured at fair value on a non-recurring basis as of December 31, 2011 are Investment in shares of a cost method investee and intangible assets that were written down to their fair value as a result of an impairment loss.

ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

s.	Reclassification:

Certain 2010 figures have been reclassified to conform to the 2011 presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

t.	Impact of recently issued accounting pronouncements :

In May 2011, the FASB issued ASU 2011-04 to amend ASC 820, "Fair Value Measurement." The amendment requires companies to disclose the valuation techniques and inputs used to develop the measurements for assets and liabilities that are measured at fair value on a recurring or nonrecurring basis in the statement of financial position after initial recognition.  For recurring fair value measurements using significant unobservable inputs (Level 3), companies are required to disclose the effect of the measurements on earnings (or changes in net assets) or other comprehensive income for the period. This guidance is effective for interim and annual periods beginning after December 15, 2011. The Company does not believe that the adoption of this guidance will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 (an amendment to ASC  220-"Presentation of Comprehensive Income"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. The Company's adoption of ASU 2011-05 will not have an impact on its financial statements.

In September 2011, the FASB issued ASU 2011-08, (an amendment to ASC 350, "Intangibles-Goodwill and Other"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. Early adoption is permitted. The Company's adoption of ASU 2011-08 is not expected to have an impact on its financial statements.

In December 2011, the FASB issued ASU. 2011-12 (another amendment to ASC 220), which indefinitely deferred certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income

By component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company's adoption of ASU 2011-12 will not have an impact on its financial statements.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Government authorities	$92	$213
Advances to suppliers	411	536
Prepaid expenses	172	57
Deferred expenses attributed to software projects	52	146
Receivable in respect of investment sale	-	127
Derivative asset	-	63
Other	17	41

	$744	$1,183

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's financial liabilities and assets measured at fair value on a recurring basis, consisted of derivatives which were classified within Level 2 and amounted to a ($ 67) liability and a $ 63 asset as of December 31, 2011 and 2010, respectively.

As of December 31, 2011, the Company's investment in Surf (a cost method investee) was measured at fair value of $ 68, on a nonrecurring basis, due to other-than-temporary impairment of $ 39. The fair value was determined based on the price set at a new equity financing round raised by the investee in 2010 and was classified as Level 2 in the ASC 820 hierarchy (i.e., quoted price of identical asset in a non-active market).

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES
	December 31,
	2011	2010

Raw materials	$189	$135
Finished goods	3,831	4,990

	$4,020	$5,125

INVESTMENT IN OTHER COMPANIES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN OTHER COMPANIES [Abstract]
INVESTMENT IN OTHER COMPANIES
NOTE 6:-	INVESTMENT IN OTHER COMPANIES

The Company's investments in companies comprise of an investment in Surf Communication Systems Ltd.:

	December 31,
	2011	2010

Cost net of cumulative impairment losses	$68	$107

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2011	2010

Cost:

Computers and software	$2,107	$2,197
Office furniture and equipment	1,037	1,027
Leasehold improvements and real estate	1,408	1,417
Motor Vehicles	365	205
	4,917	4,846

Accumulated depreciation:

Computers and software	2,002	2,024
Office furniture and equipment	615	594
Leasehold improvements and real estate	942	930
Motor vehicles	192	163

	3,751	3,711

Depreciated cost	$1,166	$1,135

Depreciation expenses amounted to $ 280, $ 241 and $ 199 for the years ended December 31, 2011, 2010 and 2009, respectively.

OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

	December 31, 2011	Weighted average amortization period	December 31, 2010	Weighted average amortization period

Cost:

Backlog	$27	-	$29	-
Technology	226	-	226	-
Brand name	670	4.1	722	5.1
Customer list	2,450	2.5	2,483	3.5

	3,373		3,460

Accumulated amortization and depreciation:

Backlog	27		29
Technology	226		226
Brand name	411		259
Customer list	2,169		1,434

	2,833		1,948

Amortized cost	$540		$1,512

Intangible assets are amortized based on the straight line method for their remaining useful life.

Amortization expenses amounted to $ 931 (including impairment of $ 555 regarding the customer list and brand name), $ 369 and $ 397 for the years ended December 31, 2011, 2010 and 2009, respectively.

Estimated amortization expenses for the years ended:

December 31,

2012	$180
2013	180
2014	110
2015	63
2016	47

$540

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
GOODWILL
NOTE 9:-	GOODWILL

Goodwill attributed to operating reporting units for the years ended December 31, 2011 and 2010 is as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Total

Balance as of January 1, 2010	$4,172	$-	$4,172

Foreign currency translation adjustments	266	-	266

Balance as of December 31, 2010	4,438	-	4,438

Foreign currency translation adjustments	(316)	-	(316)

Balance as of December 31, 2011	$4,122	$-	$4,122

In accordance with ASC 320, Goodwill and Other Intangible Assets, goodwill is not amortized, but instead is reviewed and tested for impairment at least annually and whenever events or circumstances occur which indicate that goodwill might be impaired (see Note 2i). Impairment of goodwill is tested at the Company's reporting unit level by comparing the carrying amount, including goodwill, to the fair value. In performing the analysis, the Company uses the best information available, including reasonable and supportable assumptions and projections and expert opinion. If the carrying amount of the Company exceeds its implied fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment loss, if any.

The Company performed an annual impairment test on December 31, 2011 and no impairment loses were recorded.

During the second quarter of 2009, the Company performed an impairment test as a result of the overall global economic conditions and determined that goodwill related to the Supply Chain Solutions reporting unit, in the amount of $383, was fully impaired.

The annual goodwill impairment tests for the RFID and Mobile solutions segment performed on December 31, 2009 and December 31, 2010 did not result in any impairment charges.

SHORT-TERM BANK LOANS AND CURRENT MATURITIES	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOANS AND CURRENT MATURITIES [Abstract]
SHORT-TERM BANK LOANS AND CURRENT MATURITIES
NOTE 10:-	SHORT-TERM BANK LOANS AND CURRENT MATURITIES

	Weighted interest rate as of December 31, 2011	December 31,
Loan currency	%	2011	2010

NIS	7.25	$3,904	$5,473
	$5.49	2,932	1,804

		6,836	7,277
Current maturities	5.8	660	501

		$7,496	$7,778

The repayment of the Company's bank debt (to Bank Leumi) is secured by a first priority floating charge on all of the Company's assets, and by a first priority fixed charge on all of the Company's issued and unpaid share capital, its goodwill and its shares of its Israeli subsidiaries. The loan terms restrict substantial asset sales, cash dividends, and certain inter-company and shareholders payments. In addition, the Company and its Israeli subsidiaries entered into a series of inter-company guarantees in favor of the bank.

The Bank Leumi loan agreements contained various financial covenants which required that the Company maintain certain financial ratios related to shareholders' equity, EBITDA and operating results. On February 8, 2010, the Company and its Israeli subsidiaries executed revised loan documents governing their credit line from Bank Leumi, in which they undertook revised covenants for year 2010. There were no Bank Leumi covenants related to short term loans applicable for the fiscal year 2011.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 11:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2010

Government authorities	$275	$514
Professional services	196	145
Derivative liability	67	-
Liability to Dimex Systems (see Note 13)	301	301
Other	155	80

	$994	$1,040

LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES	12 Months Ended
Dec. 31, 2011
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES [Abstract]
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES
NOTE 12:-	LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES

a.	Classified by linkage terms and interest rates, the total amount of the loans is as follows:

	Weighted interest rate as of December 31, 2011	December 31,
Loan currency	%	2011	2010

NIS	5.8 (Prime plus 0 - 2.2)	$2,190	$895

		2,190	895
Less - current maturities	5.8	660	501

		$1,530	$394

Bank Leumi debt amounted to $367 and $870 in December 31, 2011 and December 31, 2010, respectively.The repayment of the Company's bank debt to Bank Leumi is secured by a first priority floating charge on all of the Company's assets, and by a first priority fixed charge on all of the Company's issued and unpaid share capital, its goodwill and its shares of its Israeli subsidiaries. The loan terms restrict substantial asset sales, cash dividends, and certain inter-company and shareholders payments. In addition, the Company and its Israeli subsidiaries entered into a series of inter-company guarantees in favor of the bank.

The Bank Leumi loan agreements contained various financial covenants which require that the Company maintain certain financial ratios related to shareholders' equity, EBITDA and operating results. On February 8, 2010, the Company and its Israeli subsidiaries executed revised loan documents governing their credit line from Bank Leumi, in which they undertook revised covenants for year 2010. There were no Bank Leumi covenants applicable for the fiscal year 2011.
Bank HaPoalim debt amounted to $1,714 and $25 in December 31, 2011 and December 31, 2010, respectively.

The repayment of the Company's bank debt to Bank HaPoalim is not secured, except by long term bank deposits in the amount of $427. The Bank HaPoalim loan agreements contain various financial covenants which require that the Company's Israeli subsidiaries maintain certain financial ratios and level of profitability. As of December 31, 2011 the Company did not meet the bank HaPoalim covenants of financial ratios and profitability. However, the Company received a written waiver from Bank HaPoalim, under which, the Bank agreed, under certain conditions, to waive the failure of the Company to meet these financial covenants in 2011.

b.	The Company loans (from both Bank Leumi and Bank HaPoalim) mature in the following years subsequent to the balance sheet dates:

2012 (Current maturities)	$660
2013	397
2014	437
2015	385
2016	311

$2,190

LONG-TERM CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2011
LONG-TERM CONVERTIBLE NOTE [Abstract]
LONG-TERM CONVERTIBLE NOTE
NOTE 13:-	LONG-TERM CONVERTIBLE NOTE

On August 20, 2009, the Company entered into a $ 2,400 convertible loan financing ("Convertible Loan Financing") with several lenders including Catalyst Private Equity Partners (Israel) II L.P., Telegraph Hill Capital Fund I, LLC, certain existing shareholders and members of its management. The financing proceeds were to be used mainly for working capital. The financing consisted of loans with a term of three years that bear interest at a rate equal to 8% per annum, compounded annually. The Company was to repay the loan principal amount and the accrued interest in one payment at the end of the term, unless converted earlier into ordinary shares at the discretion of the lender. Each lender was entitled to demand the immediate repayment in cash of its respective portion of the convertible loan amount, upon the occurrence of Events of Default, as stipulated in the Convertible Loans Agreement. In case of a Default, the Company undertook to pay the lenders the entire convertible loans amount due to them and any accrued interest. The loan conversion rate was $ 3.25 per ordinary share. The Company granted the lenders warrants to purchase 100% of the number of ordinary shares into which the loan was convertible. The warrants were exercisable, in whole or in part, from 18 months to 36 months from grant, at an exercise price per ordinary share of $ 2.75. The fair values of the warrants were calculated based on the Black-Scholes option pricing model, amounted to approximately $ 646 and are recorded as a component of shareholders' equity (as the warrants were exercisable into a fixed number of shares at a fixed exercise price and the Company has a sufficient amount of authorized shares as required by ASC 815-40).  In addition, the lenders received certain registration rights (on the Company's best effort). In November 2009, as part of a separation agreement between the Company and Shalom Daskal, the Company repaid to Mr. Daskal $50 of convertible loan he had previously extended to it.

In connection with the Convertible Loan Financing, the Company accumulated in 2009 and 2010 deferred costs in the amount of $150 and $ 172, respectively, which were recorded in long-term assets and which will be amortized over the period of the convertible note.

In March 2009, the Company entered into an amendment to the Dimex Systems Asset Purchase Agreement ("the 2009 restructuring"), whereby it has revised the schedule of remaining payments of NIS 10 then still owed by the Company to Dimex Systems. The amendment to the agreement provided for a NIS 3.5 million payment in March 2009, NIS 4 million to be paid in 6 equal monthly installments each, starting on January 15, 2010, and the remaining approximately NIS 2.5 million (equivalent to $675) was converted into a convertible note as part of the aforementioned ConvertibleLoan Financing.

On February 4, 2010, the Company entered into an additional amendment to the Dimex Systems Asset Purchase Agreement of January 2008 ("the 2010 restructuring"), whereby it has revised the schedule of remaining payments of NIS 4 million then still owed by the Company to Dimex Systems. The amendment to the agreement provided for: (1) payment of NIS 300 in February 2010 (2) NIS 3.1 million to be paid in equal monthly installments commencing July 2010 through December 2013 (including a five months grace period) which bears 8% interest per annum (3) Warrants to purchase 69,096 of the Company's ordinary shares which are exercisable, in whole or in  part, through December 2013 at an exercise price per ordinary share of $ 3.25 on or before August 3, 2011 and thereafter at an increased exercise price of  $ 4.00 per ordinary share, and (4) NIS 600 (equivalent to $ 161) were converted into a long-term convertible note with identical terms to the aforementioned convertible note issued in August 2009.

The Company has accounted for the restructured debts to Dimex Systems under the criteria of ASC 470-60, "Troubled Debt Restructurings by Debtors".

The new effective borrowing rate of the 2010 restructured debt was lower than the effective borrowing rate of the old debt immediately prior to the 2010 restructuring and immediately prior to the 2009 restructuring.

Therefore, the Company concluded that the creditor has granted a concession and the restructuring of the debt is within the scope of ASC 470-60. As of the dates of the 2009 and 2010 restructuring, the Company calculated the effective borrowing rate on the debt (the new effective borrowing rate is the discounted rate that equates the present value of the future cash payments specified by the new terms of the restructured debt, with the carrying amount of the payable and includes the fair value of the warrants granted in conjunction with the aforementioned restructurings). The new effective interest rate as of the 2010 restructuring date and as of December 31, 2010 was an annual rate of 11%.

On December 21, 2011, the Company amended the terms of the convertible loan conversion agreements (the "Conversion Agreements") with its convertible debt lenders (the "Lenders"). According to the amended Conversion Agreements, $2,523 of the former Convertible Loan Financing ($2,093 principal and $430 accrued interest) was converted into 1,681,965 ordinary shares (reflecting a reduced conversion price of $1.5 per ordinary share, instead of the $3.25 conversion price under the original agreement). In addition, warrants to purchase 643,984 shares that had been issued to the Lenders were extended by two years until July 2014 and February 2015, with no change to the exercise prices.

The remaining convertible loan of $501 (the "Deferred Loan" or the "2011 restructuring") shall remain outstanding, and will bear reduced interest rate of 4% (instead of 8% according to the original agreement with Dimex Systems). The Deferred Loan will no longer be convertible. The Deferred Loan will be repaid in 24 equal monthly installments commencing January 10, 2014 (instead of in two payments - in July 2012 and February 2013, according to the original agreement with Dimex Systems).

The Company accounted for the outstanding amount of $2,523 that was converted by the holders in accordance with ASC 470-20 "Debt with Conversion and Other Options". In accordance with ASC 470- 20, an expense is recognized if and to the extent that "additional consideration is paid to debt holders for the purpose of inducing prompt conversion of the debt to equity securities (sometimes referred to as a convertible debt 'sweetener')."

As a result, the application of ASC 470-20 to the exchange of existing convertible debt for common stock resulted in the recording of a non-cash "inducement" accounting charge of $616, which was a calculation of the difference between the 776,378 ordinary shares that would have been issuable to the applicable note holder under the original conversion rights that existed in the convertible notes and the 1,681,965 ordinary shares underlying the amended note, multiplied by $0.68 which was the fair market value of the Company's share as of the date of the Conversion Agreement. This non-cash charge is deemed a financing expense to extinguish the notes and it is included in the Consolidated Statements of Operations with a corresponding increase in Additional paid-in capital. The Company also recorded an additional expense of $144 related to the unamortized remaining discount and deferred charges on the convertible note.

Following the extension of the warrants as mentioned above, the Company recorded $86 financial expenses in its statement of operations, reflecting the incremental compensation caused directly from the extension.

With respect to the remaining loan amount of $501 that was not converted, the Company has accounted for the 2011 restructuring under the criteria of ASC 470-60.

The new effective borrowing rate of the 2011 restructured debt was lower than the effective borrowing rate of the old debt immediately prior to the 2011 restructuring.

Therefore, the Company concluded that the creditor has granted a concession and the restructuring of the debt is within the scope of ASC 470-60. As of the date of the 2011 restructuring, the Company calculated the effective borrowing rate on the debt (the new effective borrowing rate is the discounted rate that equates the present value of the future cash payments specified by the new terms of the restructured debt, with the carrying amount of the payable and includes the fair value of the warrants granted in conjunction with the aforementioned restructurings). The new effective interest rate as of the 2011 restructurings date and as of December 31, 2011 was an annual rate of 5.9%.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

1.	Royalty commitments:

a)
Under the Company's research and development agreements with the Office of the Chief Scientist ("OCS") and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS. The obligation to pay these royalties is contingent upon actual sales of the products. Royalties payable with respect to grants received under programs approved by the OCS after January 1, 1999, are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to U.S. dollar deposits at the time the grants are received. No grants were received during the years 2009 through 2011.

As of December 31, 2011, the Company has an outstanding contingent obligation to pay royalties to the OCS, including interest, in the amount of approximately $ 3,304, in respect of these grants. Royalty expenses in the amount of $ 3 were recorded on such royalties during 2011 and 2010, respectively. No royalty expenses were recorded on such royalties during 2009. Commencing year 2012, there are no sales of products that were developed using funds provided by the OCS.

b)
The Israeli Government, through the Overseas Marketing Fund, awarded the Company grants for participation in expenses for overseas marketing. The Company is committed to pay royalties to the Fund for Encouragement of Marketing Activities (the "Marketing Fund") at the rate of 3% of the increase in export sales, up to the amount of the grants received by the Company linked to the dollar and bearing interest. No grants were received during the years 2009 through 2011.

As of December 31, 2011, the Company has an outstanding contingent obligation to pay royalties to the Marketing Fund including interest, in the amount of $ 101. No Marketing Fund royalty expenses were recorded during 2011, 2010 and 2009.

2.
The facilities of the Company are rented under operating lease agreements that expire on various dates ending in 2016. Minimum future rental payments for 2012, 2013 and 2014 are $ 105, $ 93 and $ 72, respectively.

The Company's motor vehicles are rented under various cancelable operating lease agreements. The lease agreements for the motor vehicles expire on various dates ending in 2014. The maximum breach of contract fees may amount to $ 76.

Lease expenses for the facilities occupied by the Company and the Company's motor vehicles in 2011, 2010 and 2009 amounted to $ 551, $ 563 and $ 566, respectively.

3.	Litigation

On November 2008, Blockshtil Ltd. filed a claim in the Petach-Tikva Magistrate Court alleging breach of contract by  the Company and seeking damages in the amount of NIS 149 thousand (approximately $ 42). The Company has served a statement of defense and the last hearing in this case is expected to take place on September 12, 2012.

The Company's financial statements include a provision in this respect.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 15:-	SHAREHOLDERS' EQUITY

On January 12, 2010, the Company announced that the reverse share split which was approved in the general shareholders' meeting on December 23, 2009, has become effective prior to the opening of the market on January 12, 2010. Pursuant to the reverse split, each 5 ordinary shares, NIS 4.00 nominal value per share, was converted into one ordinary share, NIS 20.00 nominal value per share. No fractional shares were issued as a result of the reverse split. Instead, all fractional shares were rounded up to the next higher whole number of shares. All share and per share data in these financial statements and related notes are reported after the effect of the 1 for 5 reverse split.

On December 23, 2009, the Company's authorized  share capital increased from NIS 140,000,000, divided into 7,000,000 ordinary shares of NIS 20.00 nominal value each to NIS 200,000,000 divided into 10,000,000 ordinary shares of NIS 20.00 nominal value each.

a.	Private placements:

On October 5, 2010 the Company entered into a definitive private placement agreement with Telegraph Hill Capital Fund I, LLC ("THCAP") for the issuance of an aggregate of 96,362 Ordinary Shares at a price per share of $ 3.11, or approximately $ 300 in total. In addition, the Company announced that Mr. Luis Gutierrez Roy, managing partner in THCAP was appointed to its Board of Directors.

On December 21, 2011 the company announced that it has entered into agreements with its convertible debt lenders, for the amendment of their loan agreements and the subsequent conversion of their debt into the Company's ordinary shares.
The amendments to the loan agreements provide that the amount of $2,460 of these loans was converted into the company's ordinary shares at a reduced conversion price of $1.50 per share, instead of the conversion rate of $3.25 per share set in the original loan agreements. As a result of the conversion, the company issued 1,681,965 ordinary shares.

In connection with the conversion, the term of warrants to purchase 643,982 shares that had been issued to the lenders, was extended by 2 years, until July 2014 and February 2015 (see Note 13).

The Company's outstanding warrants to shareholders as of December 31, 2011 are as follows

Outstanding and exercisable warrants	Weighted average exercise	Weighted average
as of	price of	remaining
December 31,	outstanding	contractual
2011	warrants	life (years)

619,122	$2.75	2.6
24,861	$2.75	3.1
108,363	$13.80	-

b.	Stock option plans:

In May 2003, the Company's shareholders approved the adoption of the 2003 Israeli Stock Option Plan ("the Plan"), pursuant to which 125,000 ordinary shares were reserved for purchase by the employees, directors, consultants and service providers of the Company and its subsidiaries. Subsequently, the shareholders approved increases of the shares reserved for issuance under the Plan, initially to 200,000, and thereafter to 300,000, to 520,000, to 830,000 and in December 21, 2011 to 1,100,000. Any option which is canceled or forfeited before expiration will become available for future grants.

As of December 31, 2011 an aggregate of 446,701  of these options are still available for future grants. Each option granted under the Plan expires between 3-10 years from the date of the grant. The options vest gradually over a period of up to four years.

A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2011, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	474,591	$7.69	3.26	$140
Changes during the year:
Granted	339,273	$1.72
Exercised	(33,442)	$-
Forfeited or cancelled	(281,596)	$3.94

Outstanding at December 31, 2011	498,826	$6.25	$2.91	$60

Vested and expected to vest	479,571	$6.25	2.88	$60
Exercisable at December 31,2011	401,716	$7.16	$2.71	$56

All options exercised in 2011 were granted in 2009 and included $0 exercise price.

The weighted-average grant-date fair value of options granted during the years ended December 31 2011 and 2009 was $ 1.69 and $ 1.70, respectively,(no options were granted in 2010). The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's ordinary shares on December 31, 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011.

Total intrinsic value of options exercised for the years ended December 31, 2011, 2010 and 2009 was $ 33, $ 62 and $ 25, respectively. As of December 31, 2011, there was $ 38 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 14 months.

No cash was received from exercise of options in the years ended December 31, 2011, 2010 and 2009.

The options granted to employees and director outstanding as of December 31, 2011 separated into ranges of exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of options
exercise	December 31,	contractual	December 31,	exercisable
price	2011	life (years)	2011	(years)

$0	55,144	2.00	53,644	1.91
$0.95	89,440	4.98	22,360	4.98
$2.00	36,794	4.25	36,794	4.25
$2.10	1,500	4.51	-	-
$2.48	1,500	2.14	1,000	2.14
$2.75	2,462	2.56	2,462	2.56
$3.05	6,000	1.88	4,500	1.88
$3.49	1,500	0.12	1,500	0.12
$5.00	58,640	1.11	37,610	1.52
$7.33	1,500	1.34	1,500	1.34
$7.50	1,500	1.50	1,500	1.50
$8.40	15,000	6.24	15,000	6.24
$8.57	1,500	0.22	1,500	0.22
$11.93	80,000	2.75	80,000	2.75
$12.60	62,680	4.94	62,680	4.94
$13.40	28,066	0.38	28,066	0.38
$15.00	5,600	0.81	1,600	2.64
$20.00	50,000	0.05	50,000	0.05

	498,826	2.91	401,716	2.71

c.	Warrants issued to service providers and debt providers:

The Company accounts for warrants issued to service providers and debt providers in accordance with the provisions of ASC 505-50, "Equity-Based Payments to Non-Employees". The fair value for these warrants was estimated at the date of grant using the Black-Scholes option pricing model. During the years 2009 and 2010 the Company granted warrants to several service and debt providers (see Note 13). No warrants were granted in 2011 to service and debt providers.

The Company's outstanding warrants to service and debt holders as of December 31, 2011 are as follows:

				Weighted average
	Warrants	Weighted	Warrants	remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of warrants
exercise	December 31,	contractual	December 31,	exercisable
price	2011	life (years)	2011	(years)

$0.00	1,320	2.00	1,320	2.00
$2.50	20,000	4.59	20,000	4.59
$2.75	140,599	1.01	140,599	1.01
$3.72	69,096	2.10	69,096	2.10
$5.00	13,200	2.00	13,200	2.00
$20.20	19,482	0.97	19,482	0.97
$26.50	9,741	1.63	9,741	1.63

	273,438	1.61	273,438	1.61

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 16:-	TAXES ON INCOME

a.	Change in corporate tax rate:

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

A company is taxable on its real (non-inflationary) capital gains at the corporate tax rate in the year of sale. A temporary provision for 2006-2009 stipulated that the sale of an asset other than a quoted security (excluding goodwill that was not acquired) that had been purchased prior to January 1, 2003, and sold by December 31, 2009, is subject to corporate tax as follows: the part of the real capital gain that is linearly attributed to the period prior to December 31, 2002 is subject to the corporate tax rate in the year of sale as set forth in the Israeli Income Tax Ordinance, and the part of the real capital gain that is linearly attributed to the period from January 1, 2003, through December 31, 2009, is subject to tax at a rate of 25%.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among other things, cancels, effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In parallel with this increase in the corporate tax rate, the real capital gains tax rate and the real betterment tax rate were increasedas well.

The Law did not have a material effect on the Company's consolidated financial position or results of operations.

b.	Loss carry forward:

The Company and its Israeli subsidiaries have accumulated losses for Israeli income tax purposes as of December 31, 2011, in the amount of approximately $ 31,111. These losses may be carried forward and offset against taxable income in the future for an indefinite period. In addition, the Company and its Israeli subsidiaries have accumulated capital loses which may be carried forward under certain limitations.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2010
Assets in respect of:

Allowances and provisions	$195	$188
Net operating loss carry forward (1)	7,778	6,625

	7,973	6,813

Valuation allowance (2)	(7,838)	(6,461)

	135	352
Liabilities in respect of intangible assets	(135)	(352)

Net deferred tax assets (liability)	$-	$-

(1)	See Note 16b.

(2)
The Company has provided valuation allowances in 2011 on deferred tax assets resulting from tax loss carry forward and other reserves and allowances due to their history of operating losses and current uncertainty concerning the ability to realize these deferred tax assets in the future.

d.	Tax benefit (taxes on income) is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Current	$172	$(2)	$(6)
Prior years	-	(3)	-
Deferred	-	-	(323)

	$172	$(5)	$(329)

Domestic	172	$(73)	$(323)
Foreign	-	68	(6)

	$172	$(5)	$(329)

e.	Profit (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic	$(3,429)	$228	$(5,697)
Foreign	43	(52)	-

	$(3,386)	$176	$(5,697)

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the Company and various subsidiaries due to uncertainty of the realization of such tax benefits.

g.	Tax assessments:

BOS, BOS Odem, BOS Dimex and Quasar have final assessments through 2006. Dimex Hagalil was incorporated in 2008, and therefore, does not have any final assessments.
Ruby-Tech Inc., a U.S. subsidiary, has final assessments through 2007.

h.
In accordance with the Company's accounting policy, interest expense and potential penalties related to income taxes are included in the tax expense line of the Company's consolidated statements of operations.

The Company and its subsidiaries file income tax returns in Israel and in the United States. BOS, BOS Dimex, BOS Odem and Quasar may be subject to auditing by the Israel tax authorities for fiscal years 2007 and after. Dimex Hagalil may be subject to auditing by the Israel tax authorities for fiscal years 2008 and thereafter. Ruby-Tech Inc., a U.S. subsidiary, may be subject to auditing by the U.S. Internal Revenue Service for fiscal years 2007 and thereafter.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company's tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net loss in the period in which such determination is made.

i.	Uncertain tax positions

	December 31,
	2011	2010

Uncertain tax positions, beginning of year	$379	$333
Decreases in tax positions for prior years	(207)	(12)
Increases in tax positions for current year	-	58

Uncertain tax positions, end of year	$172	$379

The Company recognizes interest accrued that is related to unrecognized tax benefits and penalties in taxes on income. During the years ended December 31, 2011 and 2010, the Company recognized approximately ($ 54) and $ 22, respectively, in interest and penalties. The Company had approximately $ 54 and $ 109 accruals for the payment of interest and penalties at December 31, 2011 and 2010, respectively.

SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS
NOTE 17:-	SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

		Financial expenses, net:

			Year ended December 31,
			2011	2010	2009
a.		Financial income:

		Interest on bank deposits	$3	$32	$9
		Change in fair value of forward contracts	-	141	82

			3	173	91
		Financial expenses:
		In respect of bank loans and convertible note	(1,251)	(1,039)	(671)
		Inducement and related cost (Note 13)	(760)	-	-
		Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note	(86)	-	-
		Change in fair value of forward contracts	(44)
		Other (mainly foreign currency transaction losses)	(103)	(95)	(26)

			(2,244)	(1,134)	(697)

			$(2,241)	$(961)	$(606)
b.		Net earnings (loss) per share:

	1.	Numerator:
		Numerator for basic and diluted net Earnings (loss) per share:
		Income (loss) from continuing operations	$(3,214)	$171	$(6,026)
		Loss from discontinued operations	-	(806)	(3,075)

		Net loss available to ordinary shareholders	$(3,214)	$(635)	$(9,101)

	2.	Denominator (in thousands):

		Basic weighted average ordinary shares outstanding (in thousands)	2,818	2,622	2,606
		Diluted weighted average ordinary shares outstanding (in thousands)	2,818	2,757	2,606
		Basic and diluted net earnings (loss) per share from continuing operations	$(1.14)	$0.07	$(2.32)
		Basic and diluted net earnings (loss) per share from discontinued operations	$-	$(0.31)	$(1.18)
		Basic and diluted net loss per share	$(1.14)	$(0.24)	$(3.50)

SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 18:-	SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2011, 2010 and 2009 were as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated
2011

Revenues	$13,128	$21,332	$(1,026)	$33,434

Gross profit	$3,105	$3,405	$-	$6,510

Assets related to segment	$10,132	$9,869	$68	$20,069

2010

Revenues	$12,463	$17,724	$-	$30,187

Gross profit	$3,632	$3,851	$-	$7,483

Assets related to segment	$12,418	$9,605	$107	$22,130

2009

Revenues	$10,729	$14,738	$-	$25,467

Gross profit	$3,375	$116	$-	$3,491

Assets related to segment	$17,201	$4,159	$579	$21,939

b.	The following presents total revenues and long-lived assets for the years 2011, 2010 and 2009 based on the location of customers:

	Year ended December 31,
	2011		2010		2009
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$1,514	$-	$2,596	$-	$1,548	$-
Far East	3,943	-	2,228	-	998	-
Europe	976	-	811	-	566	-
Israel and others	27,001	1,166	24,552	1,135	22,355	1,221

	$33,434	$1,166	$30,187	$1,135	$25,467	$1,221

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2011	2010	2009

Customer A (Supply Chain Segment)	10%	7%	14%

RELATED PARTIES	12 Months Ended
Dec. 31, 2011
RELATED PARTIES [Abstract]
RELATED PARTIES

NOTE 19:-	RELATED PARTIES

a.	Service Agreement of Cukierman & Co.:

The Company's Audit Committee and Board of Directors approved an engagement with Cukierman & Co. Investment House Ltd. ("Cukierman & Co"), to provide non-exclusive investment-banking services and business development services to the Company ("the Service Agreement"), effective April 15, 2003. Cukierman & Co. is a company indirectly controlled by Mr. Edouard Cukierman. Since June 26, 2003, Mr. Cukierman serves as Chairman of the Company's Board, and he is also a co-manager of the Catalyst Fund, the Company's largest shareholder. For its services, Cukierman & Co. is paid a monthly sum of $ 10 plus VAT, in addition to a success fee of 4%-6% for a consummated private placement. The Service Agreement provides for success fees in connection with securing M&A transactions of 3.5% of the proceeds exchanged in such a transaction and also for a success fee of 6% of the revenues actually received by the Company in respect of a sale of the Company's products to a new customer which was introduced by Cukierman & Co. According to its terms, the Company may terminate the Service Agreement at any time, by giving a one-month prior written notice.

Expenses the Company paid or accrued according to the Service Agreement with Cukierman & Co. are:

	Year ended December 31,
	2011	2010	2009

Business development	$120	$95	$147
Success fee in respect of issuance of convertible loan	-	-	40
Success fee in respect of issuance of private placements	-	18	-

Total	$120	$113	$187

b.	Active Chairman Agreement with Edouard Cukierman:

On November 7, 2007, the shareholders approved an Active Chairman Agreement with Mr. Edouard Cukierman, the Chairman of the Board, pursuant to which, Mr. Edouard Cukierman was granted options ("the Options") to purchase up to 20,000 ordinary shares of the Company per each calendar year of service as the Company's Chairman of the Board of Directors ("the Service") in the years 2007-2010. The Options were in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

The exercise price of the Options was $ 11.925, which was equal to the weighted average of the closing prices of the Company's ordinary shares on the Nasdaq Global Market during the thirty-day period preceding the shareholders approval. Unexercised Options expire after five years from their grant date.

In March 2011, the Company's Audit Committee and Board of Directors approved a new Active Chairman Agreement with Mr. Cukierman for services in the years 2011-2014. The agreement was approved by the company's shareholder on December 20, 2011. Pursuant to this agreement in consideration for Mr. Cukierman's services as the Company's Active Chairman in the years 2011-2014, he shall be granted options to purchase 89,440 ordinary shares, and be paid a monthly cash payment of $5, plus VAT at the prevailing rate. Payment of the cash fee shall be made each month in respect of the previous month of service. Following approval by the shareholders, the cash fees for 2011 were paid retroactively for the entire year.

The exercise price of the options is $0.95 and they vest and become exercisable in 16 equal quarterly installments of 5,590 options each. The first three installments vested immediately following the shareholders approval, and the fourth installment vested on December 31, 2011. Additional installments vest at the end of each subsequent calendarquarter, provided that Mr. Cukierman shall hold his position as Chairman of the Board at the applicable vesting date.

Pursuant to the agreement, if Mr. Cukierman's service to the Company is terminated by the Company for no cause then: (a) any unvested options shall be accelerated, so that they become immediately vested in full as of the date of the termination and (b) the accelerated options and  any previously vested options shall be exercisable for twenty four (24) months following the termination.

The options and the cash fee are in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

Expenses the Company paid or accrued according to the Active Chairman Agreement with Edouard Cukierman are as follows:

	Year ended December 31,
	2011	2010	2009

Chairman fees	$60	$-	$-
Share based compensation expenses	43	75	147

Total	$103	$75	$147

c.	Agreements with THCAP:

In September 2009, the Company entered into a service agreement with THCAP, pursuant to which THCAP shall provide the Company with non-exclusive private financing and business consulting services. In consideration, the Company issued to THCAP warrants to purchase 14,400 ordinary shares at an exercise price of $2.75 per share. The warrants were exercisable as of February 28, 2011 and can be exercised until August 31, 2012. In March 2012,

The Company's Audit Committee and Board of Directors approved an additional grant to THCAP of warrants to purchase 14,400 ordinary shares. The grant is subject to the Company's shareholder approval. The warrants' exercise price will be equal to the weighted average of the closing prices of the Company's ordinary shares on the Nasdaq Capital Market, during the twenty-day period preceding the date of the shareholders' approval. The warrants will be exercisable for 3 years from the grant date.

In November 2009, the Company entered into an amendment to the service agreement with THCAP, pursuant to which THCAP shall be paid a success fee of 5% of the revenues generated to the Company from the sale of the Company products to business partners introduced by THCAP.

Expenses the Company paid or accrued according to the agreements with THCAP are as follows:

	Year ended December 31,
	2011	2010	2009

Share based compensation expenses	$1	$10	$1

On October 5, 2010 the Company entered into a definitive private placement agreement with THCAP pursuant to which the Company issued to THCAP ordinary shares (see Note 15a), and

Mr. Luis Gutierrez Roy, the managing partner in THCAP was appointed to its Board of Directors.

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events [Abstract]
Subsequent events
NOTE 20:-	Subsequent events

a.
On January 17,  2012,  the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market ("Nasdaq") advising the Company that it has failed to comply with Nasdaq's requirement that listed securities maintain a minimum bid price of $1.00 per share as set forth in Nasdaq Listing Rules. The Company has a 180 days' period, until July 16, 2012,   to regain compliance with the $1.00 minimum bid price requirement. If at any time during this 180 days' period, the closing bid price of the Company's security is at least $1 for a minimum of ten consecutive business days, the Company will regain compliance. In the event the Company does not regain compliance, the Company may be eligible for additional 180 calendar days. To qualify, the Company will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of its intention to cure the deficiency during the second compliance period.